Deferred Income and Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	€ 26,566	€ 85,579	€ 7,758
Other income	6,371	5,510	6,993
Other income	6,371	5,510	6,993
Other Operating Income [Member]
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income	320	223	968
Licensing Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Deferred income including contract liabilities		40,000
Revenue		120,000
Partial recognition of deferred revenue	15,900
Ipsen
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Upfront payment received	120,000
Deferred income	40,000
Deferred income current	14,400
Deferred income non-current	9,700
Deferred income other than contract liabilities	24,100
Revenue	15,900
Ipsen | Licensing Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue		80,000
Ipsen | Transition Services Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	1,000
Ipsen | Inventory Purchase Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	€ 3,300
Labcorp | License Agreements
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income		€ 69	€ 765